Basis of Financial Statements and Summary of Significant Accounting Policies (Narrative) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended					12 Months Ended
	Mar. 31, 2022		Mar. 31, 2021		Mar. 31, 2020	Mar. 31, 2022	Apr. 01, 2020	Mar. 31, 2019
Basis of financial statements:
Increase (decrease) to net income attributable to Mitsubishi UFJ Financial Group not recognized for the fiscal year	¥ 60,640		¥ 157,320		¥ 164,480
Summary of significant accounting policies:
Floor percentage of the corridor defined for the amortization of net actuarial gains and losses						10.00%
Accounting changes:
Financing receivable, allowance for credit loss	1,470,701	[1]	1,348,391	[1]	809,540	¥ 1,470,701 [1]		¥ 658,184
Equity, including portion attributable to noncontrolling interest	(16,296,522)		(16,244,554)		(15,744,516)	(16,296,522)
Unappropriated retained earnings
Accounting changes:
Equity, including portion attributable to noncontrolling interest	(8,172,646)		(8,589,900)		(8,079,530)	¥ (8,172,646)		(8,094,026)
Minimum
Summary of significant accounting policies:
Threshold of "more likely than not" recognition for a tax position						50.00%
Effect of adopting new guidance on measurement of credit losses on financial instruments (Note 1) | Revision of Prior Period, Accounting Standards Update, Adjustment
Accounting changes:
Financing receivable, allowance for credit loss							¥ 408,100
Effect of adopting new guidance on measurement of credit losses on financial instruments (Note 1) | Revision of Prior Period, Accounting Standards Update, Adjustment | Unappropriated retained earnings
Accounting changes:
Equity, including portion attributable to noncontrolling interest	0		285,838		0	¥ 0	¥ 285,800
Commercial
Accounting changes:
Financing receivable, allowance for credit loss	934,086		734,577		482,275	¥ 934,086		389,615
Commercial | Forecast
Summary of significant accounting policies:
Period for determining allowances for credit losses, in year						3 years
Commercial | Average historic loss
Summary of significant accounting policies:
Period for determining allowances for credit losses, in year						2 years
Commercial | Minimum
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month						1 month
Card
Accounting changes:
Financing receivable, allowance for credit loss	40,768		44,217		35,180	¥ 40,768		32,550
Card | Forecast
Summary of significant accounting policies:
Period for determining allowances for credit losses, in year						3 years
Card | Minimum
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month						3 months
MUAH
Accounting changes:
Financing receivable, allowance for credit loss	30,365		131,755		58,995	¥ 30,365		52,581
MUAH | Forecast
Summary of significant accounting policies:
Period for determining allowances for credit losses, in year						3 years
MUAH | Average historic loss
Summary of significant accounting policies:
Period for determining allowances for credit losses, in year						2 years
MUAH | Minimum
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month						3 months
Krungsri
Accounting changes:
Financing receivable, allowance for credit loss	322,386		293,396		169,626	¥ 322,386		144,812
Krungsri | Minimum
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month						3 months
Residential
Accounting changes:
Financing receivable, allowance for credit loss	¥ 69,887		¥ 82,893		¥ 34,746	¥ 69,887		¥ 38,626
Residential | Forecast
Summary of significant accounting policies:
Period for determining allowances for credit losses, in year						3 years
Residential | Average historic loss
Summary of significant accounting policies:
Period for determining allowances for credit losses, in year						2 years
Residential | Minimum
Summary of significant accounting policies:
Loans contractually past due before being placed on nonaccrual status, in month						6 months

[1]	New guidance on measurement of credit losses on financial instruments requires the allowance for credit losses to be measured using the current expected credit losses model from April 1, 2020. For additional information, refer to Note 1.